Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On September 19, 2019, Chardan Investments purchased 5,000,000 shares (the “Founder Shares”) for an aggregate price of $25,000. On July 23, 2020, Chardan Investments sold 3,250,000 Founder Shares back to the Company for an aggregate price of $16,250. On August 25, 2020, Chardan Investments transferred 256,375 Founder Shares back to the Company for nominal consideration, which shares were cancelled, resulting in Chardan Investments holding a balance of 1,493,625 Founder Shares. On July 23, 2020, Ventoux Acquisition purchased 3,250,000 Founder Shares from the Company for an aggregate price of $16,250. On August 25, 2020, Ventoux Acquisition transferred 431,125 Founder Shares back to the Company for nominal consideration, which shares were cancelled. On December 15, 2020, Ventoux Acquisition transferred 22,500 Founder Shares to Cindat USA LLC, an affiliate of one of the Company’s directors, and, on December 17, 2020, Ventoux Acquisition transferred an aggregate of 67,500 Founder Shares to three of the Company’s directors. As of the date hereof, Ventoux Acquisition holds 2,728,875 Founder Shares.

The 4,312,500 Founder Shares included an aggregate of up to 562,500 shares subject to forfeiture by the Initial Stockholders to the extent that the underwriters’ over-allotment option were not exercised in full or in part, so that the Initial Stockholders would collectively own approximately 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Initial Stockholders do not purchase any Public Shares in the Initial Public Offering). As a result of the underwriters’ election to fully exercise their over-allotment option on January 5, 2021, the Founder Shares are no longer subject to forfeiture.

The Initial Stockholders have agreed that, subject to certain limited exceptions, 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until the earlier of (i) six months after the date of the consummation of a Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until six months after the date of the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Services Agreement

The Company entered into an agreement, commencing on December 23, 2020 through the earlier of the Company’s consummation of a Business Combination or its liquidation, to pay Chardan Capital Markets, LLC a total of $10,000 per month for office space, utilities, and secretarial support. For the three months ended March 31, 2022 and 2021, the Company incurred $30,000 in fees for these services. As of March 31, 2022 and December 31, 2021, respectively, there is $155,000 and $120,000 included in due to related party for these services.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Initial Stockholders, an affiliate of the Initial Stockholders, or the Company’s officers and directors may, but are not obligated to, loan the Company funds from time to time or at any time, as may be required (“Working Capital Loans”). Each Working Capital Loan would be evidenced by a promissory note. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $500,000 of the notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Warrants. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Working Capital Loans made by Chardan Capital Markets, LLC or any of its related persons will not be convertible into Private Warrants and Chardan Capital Markets, LLC and its related persons will have no recourse with respect to their ability to convert their Working Capital Loans into Private Warrants.

On March 29, 2022, the Company issued unsecured promissory notes of up to $375,000 with $250,000 to Ventoux Acquisition Holdings LLC and $125,000 to Chardan International Investments, LLC, respectively, in connection with providing the Company with additional working capital. The promissory notes are not convertible and bear no interest and are due and payable upon the date on which the Company consummates its initial Business Combination. As of March 31, 2022, the Company had borrowed a total of $133,333 and $66,667 from Ventoux Acquisition Holdings LLC and Chardan International Investments, LLC, respectively.

Related Party Extension Loans

As discussed in Note 1, the Company extended the period of time to consummate a Business Combination, for an additional three months (until June 30, 2022) to complete a Business Combination. On March 29, 2022, the Company issued unsecured promissory notes in the amount of $1,150,000 and $575,000 to Ventoux Acquisition Holdings LLC and Chardan International Investments, LLC, respectively. The proceeds from the promissory notes were deposited into the Trust Account in order to extend the period of time the Company has to complete its Business Combination from March 30, 2022 to June 30, 2022. The promissory note bears no interest and is due and payable upon the date on which the Company consummates its initial Business Combination. If the Company completes a Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. If the Company does not complete a Business Combination, the Company will not repay such loans.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On September 19, 2019, Chardan Investments purchased 5,000,000 shares (the “Founder Shares”) for an aggregate price of $25,000. On July 23, 2020, Chardan Investments sold 3,250,000 Founder Shares back to the Company for an aggregate price of $16,250. On August 25, 2020, Chardan Investments transferred 256,375 Founder Shares back to the Company for nominal consideration, which shares were cancelled, resulting in Chardan Investments holding a balance of 1,493,625 Founder Shares. On July 23, 2020, Ventoux Acquisition purchased 3,250,000 Founder Shares from the Company for an aggregate price of $16,250. On August 25, 2020, Ventoux Acquisition transferred 431,125 Founder Shares back to the Company for nominal consideration, which shares were cancelled. On December 15, 2020, Ventoux Acquisition transferred 22,500 Founder Shares to Cindat USA LLC, an affiliate of one of the Company’s directors, and, on December 17, 2020, Ventoux Acquisition transferred an aggregate of 67,500 Founder Shares to three of the Company’s directors. As of the date hereof, Ventoux Acquisition holds 2,728,875 Founder Shares.

The 4,312,500 Founder Shares included an aggregate of up to 562,500 shares subject to forfeiture by the Initial Stockholders to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Initial Stockholders would collectively own approximately 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Initial Stockholders do not purchase any Public Shares in the Initial Public Offering). As a result of the underwriters’ election to fully exercise their over-allotment option on January 5, 2021, the Founder Shares are no longer subject to forfeiture.

The Initial Stockholders have agreed that, subject to certain limited exceptions, 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until the earlier of (i) six months after the date of the consummation of a Business Combination or (ii) the date on which the closing price of the Company’s shares of common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination and the remaining 50% of the Founder Shares will not be transferred, assigned, sold or released from escrow until six months after the date of the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Services Agreement

The Company entered into an agreement, commencing on December 23, 2020 through the earlier of the Company’s consummation of a Business Combination or its liquidation, to pay Chardan Capital Markets, LLC a total of $10,000 per month for office space, utilities and secretarial support. For the years ended December 31, 2021 and 2020, the Company incurred $120,000in fees for these services, of which $120,000 and $0 is included in due to related party in the accompanying consolidated balance sheets as of December 31, 2021 and 2020, respectively.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Initial Stockholders, an affiliate of the Initial Stockholders, or the Company’s officers and directors may, but are not obligated to, loan the Company funds from time to time or at any time, as may be required (“Working Capital Loans”). Each Working Capital Loan would be evidenced by a promissory note. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $500,000 of the notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Warrants. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Working Capital Loans made by Chardan Capital Markets, LLC or any of its related persons will not be convertible into Private Warrants and Chardan Capital Markets, LLC and its related persons will have no recourse with respect to their ability to convert their Working Capital Loans into Private Warrants. As of December 31, 2021 and 2020, no Working Capital Loans were outstanding.

Related Party Extension Loans

As discussed in Note 1, the Company may extend the period of time to consummate a Business Combination one time, for an additional three months (until June 30, 2022) to complete a Business Combination. In order to extend the time available for the Company to consummate a Business Combination, the Initial Stockholders or their affiliates or designees must deposit into the Trust Account $1,725,000 (due to the exercise in full of the underwriters’ over-allotment option), or $0.10 per Public Share, on or prior to the date of the applicable deadline. Any such payments would be made in the form of a loan. The terms of the promissory note to be issued in connection with any such loans have not yet been negotiated. If the Company completes a Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. If the Company does not complete a Business Combination, the Company will not repay such loans. The Initial Stockholders and their affiliates or designees are not obligated to fund the Trust Account to extend the time for the Company to complete a Business Combination.

Advances from Related Parties

Related parties advanced the Company approximately $2,520,000 to pay for certain offering costs in connection with the Initial Public Offering. At December 31, 2020, there was $120,005 owed to some of these related parties. At June 30, 2021, the full balance of advances was repaid.